Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	NEW COVENANT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001070222
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2012
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCGFX
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCICX
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBGX
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBIX